Segment Information - Summary of Revenue from Each Segment, Income (Loss) from Operations (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenues:
Revenues		¥ 784,616	$ 123,123	¥ 1,552,645	¥ 3,587,695
Operating (loss) income:
Total operating loss		(229,571)	(36,025)	(531,115)	(1,110,912)
Corporate, Non-Segment [Member]
Operating (loss) income:
Unallocated expenses	[1]	(7,150)	(1,122)	(80,982)	(673,105)
Internet Business [Member]
Revenues:
Revenues		653,759	102,589	1,380,906	3,370,811
Internet Business [Member] | Operating Segments [Member]
Operating (loss) income:
Total operating loss		(14,178)	(2,225)	147,070	(74,406)
Al And Other Segments [Member]
Revenues:
Revenues		130,857	20,534	171,739	216,884
Al And Other Segments [Member] | Operating Segments [Member]
Operating (loss) income:
Total operating loss		¥ (208,243)	$ (32,678)	¥ (597,203)	¥ (363,401)

[1]	Unallocated items include share-based compensation and goodwill impairment which were not allocated to segments.